Principal changes in the scope of consolidation in 2019 and 2018 - Additional Information (Details) € in Millions, $ in Billions					12 Months Ended
	May 29, 2020 shares	Feb. 14, 2020 EUR (€)	Sep. 30, 2018 EUR (€)	May 14, 2018 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)		Mar. 08, 2018 EUR (€)	Mar. 08, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Gain on sale of business before taxes					€ 136		€ 327		€ 502
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax		€ 311			€ 918	[1]	€ 1,224	[1]	€ 2,163	[1]
Regeneron
Disclosure of detailed information about business combination [line items]
Sale of stock, number of shares issued in transaction (in shares) | shares	22,800,000
Bioverativ
Disclosure of detailed information about business combination [line items]
Purchase price											€ 9,354	$ 11.6
Goodwill											€ 2,676
Sanofi Belgium
Disclosure of detailed information about business combination [line items]
Purchase price				€ 3,897
Goodwill				€ 1,360
Financial interest in principal fully consolidated companies				95.60%
European Generics Business
Disclosure of detailed information about business combination [line items]
Gain on sale of business before taxes			€ 510
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax			€ 1,598

[1]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets. For 2020, it includes the sale to Baxter of operations relating to Seprafilm® for a selling price before taxes of €311 million and the divestment of certain established prescription products for €97 million before taxes, plus contingent consideration of €167 million before taxes relating to a past divestment. For 2019, it includes the proceeds from the divestments of Sanofi's entire equity interests in Alnylam for €706 million and in MyoKardia for €118 million (see Note D.7.1.). For 2018, it includes an amount of €1,598 million (net of transaction costs) for the divestment of the European Generics business (see Note D.2.2.).